Note 19 - Fair Value Measurements - Assets Measured at Fair Value on a Recurring Basis in Yen (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Available-for-sale securities— equity securities	¥ 9,176,038	¥ 5,669,510
Available-for-sale securities— debt securities	112,170	110,830
Total assets	9,288,208	5,780,340
Fair Value, Inputs, Level 1 [Member]
Available-for-sale securities— equity securities	9,176,038	5,669,510
Available-for-sale securities— debt securities
Total assets	9,176,038	5,669,510
Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities— equity securities
Available-for-sale securities— debt securities	112,170	110,830
Total assets	112,170	110,830
Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities— equity securities
Available-for-sale securities— debt securities
Total assets